Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Cost	$ 24,818		$ 52,274
Accumulated amortization	(36,720)		(30,527)
Opening net book value	24,818		21,747
Additions	7,668	[1]	6,787
Reclassification
Depletion and amortization	(4,792)		(4,731)
Exchange differences	(1,864)	[2]	1,015
Cost	25,830		24,818
Accumulated amortization	(40,383)		(36,720)
Closing net book value	25,830		24,818
Mining Properties [Member]
Statement Line Items [Line Items]
Cost	31,774		29,212
Accumulated amortization	(20,198)		(17,130)
Opening net book value	11,576		12,082
Additions	1,416	[1]	1,202
Reclassification	4,046		33
Depletion and amortization	(2,191)		(2,257)
Exchange differences	(377)	[2]	516
Cost	36,400		31,774
Accumulated amortization	(21,930)		(20,198)
Closing net book value	14,470		11,576
Mining Equipment [Member]
Statement Line Items [Line Items]
Cost	16,887		15,938
Accumulated amortization	(11,267)		(8,860)
Opening net book value	5,620		7,078
Additions	1,873	[1]	847
Reclassification	3,333		(640)
Depletion and amortization	(2,101)		(1,955)
Exchange differences	164	[2]	290
Cost	21,576		16,887
Accumulated amortization	(12,687)		(11,267)
Closing net book value	8,889		5,620
Processing Equipment [member]
Statement Line Items [Line Items]
Cost	6,160		5,756
Accumulated amortization	(5,036)		(4,537)
Opening net book value	1,124		1,219
Additions	673	[1]	111
Reclassification			33
Depletion and amortization	(298)		(291)
Exchange differences	(503)	[2]	52
Cost	6,075		6,160
Accumulated amortization	(5,079)		(5,036)
Closing net book value	996		1,124
Assets Under Construction [Member]
Statement Line Items [Line Items]
Cost	5,071		1,368
Accumulated amortization
Opening net book value	5,071		1,368
Additions	3,658	[1]	3,621
Reclassification	(7,325)		(66)
Depletion and amortization
Exchange differences	(882)	[2]	148
Cost	522		5,071
Accumulated amortization
Closing net book value	522		5,071
Right of Use Assets [Member]
Statement Line Items [Line Items]
Cost	61,538
Accumulated amortization	(219)
Opening net book value	1,427
Additions	48	[1]	1,006
Reclassification	(54)		640
Depletion and amortization	(202)		(228)
Exchange differences	(266)	[2]	9
Cost	1,640		61,538
Accumulated amortization	(687)		(219)
Closing net book value	$ 953		$ 1,427

[1]	During the year ended December 31, 2020, the Company incurred $3,658 in sustaining capital expenditures initially recorded as assets under construction, primarily related to the expansion of the dewatering system at the Platosa Mine and a raise of the tailings management facility at the Miguel Auza processing facility. All assets that have been commissioned are reclassified to their associated asset class.
[2]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.